Income Taxes - Components of income tax provision (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Income Taxes
Total net income before income tax expense	$ 60,516	$ 1,095,793	$ 2,588,681	$ 4,122,829
Components of income tax provision
Federal, current income tax provision	230,470	151,046	460,929	991,989
Federal, deferred income tax provision	(81,710)	79,070	82,694	(1,256)
State and Local, current income tax provision	56,107	36,683	111,940	401,637
State and Local, deferred income tax provision	(19,811)	19,203	20,083
Income tax provision	$ 185,056	$ 286,002	$ 675,646	$ 1,392,370